Long-Term Investments - Summary of the Group's Balances of Long-term Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Payments to acquire long-term investments		¥ 9,261,359	$ 1,304,435	¥ 0	¥ 0
Long term time deposit investments | ¥		8,371,752
Interest receivable non current | ¥		¥ 184,829		¥ 0
Guizhou Yushi Digital Venture Capital Partnership ("Yushi Fund") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Payments to acquire long-term investments | ¥					¥ 323,000
Guizhou Yushi Digital Venture Capital Partnership ("Yushi Fund") [Member] | Equity Interest [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Equity method investment ownership percentage					72.58%
Plus Corp ("Plus") [Member] | Preferred Stock [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Investment owned, balance, principal amount | $							$ 158,000
Percentage of voting rights				56.15%			56.15%
Plus Automation, Inc ("Plus (US)") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Fair value of long term investment upon completion of restructuring | $	$ 91,600
Plus Automation, Inc ("Plus (US)") [Member] | Preferred Stock [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Investment owned, balance, principal amount | $						$ 91,600
Percentage of voting rights		1.23%				1.23%
Plus PRC Holding Ltd.( "Plus (CN)") [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Fair value of long term investment upon completion of restructuring | $	$ 66,600
Plus PRC Holding Ltd.( "Plus (CN)") [Member] | Preferred Stock [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Investment owned, balance, principal amount | $						$ 66,600
Percentage of voting rights		61.88%				61.88%
Gain loss on equity securities without readily determinable fair value recognized in other comprehensive income | ¥		¥ 0
Jiayibingding (Beijing) E-commerce Limited ("JYBD") [Member] | Preferred Stock [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Investment owned, balance, principal amount | ¥				¥ 350,000
Equity Interest [Member] | Plus Corp ("Plus") [Member] | Preferred Stock [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Ownership percentage in equity or debt investees				28.85%			28.85%
Equity Interest [Member] | Plus Automation, Inc ("Plus (US)") [Member] | Preferred Stock [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Ownership percentage in equity or debt investees		19.83%				19.83%
Equity Interest [Member] | Plus PRC Holding Ltd.( "Plus (CN)") [Member] | Preferred Stock [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Ownership percentage in equity or debt investees		51.00%				51.00%
Equity Interest [Member] | Jiayibingding (Beijing) E-commerce Limited ("JYBD") [Member] | Preferred Stock [Member]
Long-term investments include equity method investments, cost method investments and investments are measured at fair value with change in fair value recognized in profit or loss and in other comprehensive income [Line Items]
Ownership percentage in equity or debt investees				24.37%			24.37%